Income Tax - Schedule of Current Income Tax Expense and Deferred Income Tax Expense/(Benefit) (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Current Income Tax Expense and Deferred Income Tax Expense/(Benefit) [Abstract]
Current tax expense					¥ 12,317,379		¥ 6,260,574	¥ 3,717,490
Deferred tax expense/(benefit)					(5,173,726)	$ (708,798)	(1,255,808)	(601,737)
Total	¥ 5,576,837	$ 778,496	¥ 4,042,618	¥ 2,834,095	¥ 7,143,653	$ 978,676	¥ 5,004,766	¥ 3,115,753